PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents and trademarks

	December 31,	December 31,
	2023	2022
Patents	$395,472	$326,145
Accumulated Amortization	(266,332)	(256,412)
Patent, net	$129,140	$69,733